Document and Entity Information	Sep. 30, 2021
Risk/Return:
Registrant Name	EATON VANCE MUNICIPALS TRUST
Registrant CIK	0000778365
SEC Form	485BPOS
Period end date	Sep. 30, 2021
Investment Company Type	N-1A
Amendment Flag	false